Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP, 401(K) Plan
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
Subsequent events after the Statement of Net Assets Available for Benefits date through June 26, 2026, the date the financial statements were issued, have been evaluated in the preparation of the financial statements.
No events occurred that require additional disclosure or adjustments to the Plan's financial statements.